Note 22 - Related Party Transactions (Details) - Related Party Transactions (NTT [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Related Party Transaction [Line Items]
Accounts receivable	$ 1,826	¥ 171,909	¥ 191,925
Accounts payable	16,769	1,578,969	1,800,922
Revenues	9,347	880,079	895,189	991,465
Costs	$ 158,944	¥ 14,966,177	¥ 14,225,717	¥ 14,949,352